Cash flows reconciliation	6 Months Ended
Jun. 30, 2025
Cash Flows Reconciliation
Cash flows reconciliation

9. Cash flows reconciliation

a) Cash flow from operating activities

		Six-month period ended June 30,
	Notes	2025	2024
Cash flow from operating activities:
Income before income taxes		4,146	4,870
Adjusted for:
Equity results and other results in associates and joint ventures	14	9	(236)
Impairment and gains (losses) on disposal of non-current assets, net	15(a), 15(b), 16 and 17	385	(1,004)
Review of estimates related to the provision of Brumadinho	23	49	(20)
Review of estimates related to the provision of de-characterization of dams	25	(65)	(131)
Depreciation, depletion and amortization		1,484	1,507
Financial results, net	6	(352)	1,689
Changes in assets and liabilities:
Accounts receivable	10	157	1,768
Inventories	11	(383)	(461)
Suppliers and contractors	12	722	(150)
Other assets and liabilities, net		(756)	(1,000)
Cash flow from operations		5,396	6,832

b) Cash flow from investing activities

		Six-month period ended June 30,
	Notes	2025	2024
Proceeds from the partial disposal of VBML shares	15(c)	—	2,455
Proceeds from the partial disposal of PTVI shares	15(b)	—	155
Cash received from disposal of investments, net		–	2,610

c) Reconciliation of debt to cash flows arising from financing activities

	Quoted in the secondary market	Other debt contracts in Brazil	Other debt contracts on the international market	Total
December 31, 2024	8,539	337	5,916	14,792
Additions	1,830	–	1,457	3,287
Payments	(361)	(22)	(587)	(970)
Interest paid (i)	(309)	(9)	(191)	(509)
Cash flow from financing activities	1,160	(31)	679	1,808
Transfer to held for sale (Energy Assets)	(210)	(30)	–	(240)
Effect of exchange rate	168	24	24	216
Interest accretion	393	9	168	570
Non-cash changes	351	3	192	546
June 30, 2025	10,050	309	6,787	17,146

December 31, 2023	7,474	250	4,747	12,471
Additions	1,000	–	960	1,960
Payments	(51)	(24)	(517)	(592)
Interest paid (i)	(227)	(11)	(159)	(397)
Cash flow from financing activities	722	(35)	284	971
Effect of exchange rate	(53)	(30)	29	(54)
Interest accretion	227	11	144	382
Non-cash changes	174	(19)	173	328
June 30, 2024	8,370	196	5,204	13,770

(i) Classified as operating activities in the statement of cash flows.

Funding

•	In June 2025, the Company issued debentures of US$1,080 (R$6 billion) indexed to IPCA plus 6.76% to 6.89% per year, paid semi-annually. The issuance was structured in three series of R$2 billion each, maturing in 2032, 2035, and 2037. The proceeds will be used in infrastructure projects related with the railway concessions.
•	In June 2025, the Company contracted loan of US$150 with Bank of China indexed to SOFR plus spread adjustments and maturing in 2030.
•	In June 2025, the Company contracted a loan of US$100 with HSBC Bank indexed to SOFR plus spread adjustments and maturing in 2028.
•	In June 2025, the Company contracted a loan of US$247 with Industrial and Commercial Bank of China indexed to SOFR plus spread adjustments and maturing in 2030.
•	In May 2025, the Company contracted a loan of US$100 with Oversea-Chinese Banking Corporation indexed to SOFR plus spread adjustments and maturing in 2026.
•	In March 2025, the Company contracted a loan of US$50 with DBS Bank indexed to SOFR plus spread adjustments and maturing in 2026.
•	In March 2025, the Company contracted a loan of US$270 with Credit Agricole Bank indexed to SOFR plus spread adjustments and maturing in 2029.
•	In February 2025, the Company issued bonds of US$750 with a coupon of 6.40% per year, payable semi-annually, and maturing in 2054.
•	In February 2025, the Company contracted a loan of US$270 with Credit Agricole Bank indexed to SOFR plus spread adjustments and maturing in 2029.
•	In January 2025, the Company contracted a loan of US$271 with Credit Agricole Bank indexed to SOFR plus spread adjustments and maturing in 2029.
•	In March 2024, the Company contracted a loan of US$360 with the Japan Bank of International Cooperation (“JBIC”) indexed to SOFR plus spread adjustments and maturing in 2035.
•	In March 2024, the Company contracted a loan of US$60 with the CIBC indexed to SOFR plus spread adjustments and maturing in 2024.
•	In February 2024, the Company contracted a loan of US$166 with Banco Santander indexed to SOFR plus spread adjustments and maturing in 2025.
•	In February 2024, the Company contracted a loan of US$34 with Credit Agricole Bank indexed to SOFR plus spread adjustments and maturing in 2025.
•	From January to February 2024, the Company contracted a loan of US$250 with Banco Bradesco with a fixed rate maturing in 2025.

Payments

•	In April 2025, the Company paid principal and interest of debentures, in the amount of US$28.
•	In March 2025, Vale redeemed notes maturing in 2034, 2036 and 2039, in the total amount of US$329 and paid a premium of US$44, recorded as “Bond premium repurchase” in the financial results for the six-month period ended June 30, 2025.
•	In March 2025, the Company partially settled the loan contracted with The New Development Bank ("NDB"), in the amount of US$150.
•	In January 2024, the Company paid principal and interest of debentures, in the amount of US$46.

d) Non-cash transactions

	Six-month period ended June 30,
	2025	2024
Non-cash transactions:
Additions to PP&E with capitalized loans and borrowing costs	12	13